Income Taxes - Q1 (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current income tax expense (benefit)	$ 11,000,000,000	$ 440,880	$ (40,803)	$ 1,981,488
Income (loss) from continuing operations before income taxes	$ 10,400,000